UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  April 30, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2011

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholder,

As of April 30, 2011, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $15.17 per share. Total return (including a $0.1387 per share dividend) for the six months ended April 30, 2011 was 16.25 percent. This compares with a total return of 17.09 percent for the unmanaged Wilshire 5000 Index for the same period. The Fund’s one-year return was 17.14 percent compared to 18.39 percent for the Wilshire 5000 Index.  Annualized total return for the three years ended April 30, 2011 was 2.57 percent, compared to 3.17 percent for the Wilshire 5000. Over the five year period ended April 30, 2011, the Fund’s annualized total return was 1.07 percent, while the Wilshire 5000 Index’s annualized return was 3.68 percent. Since inception on December 31, 2001, the Fund has produced a total return of 6.67 percent annualized (82.59 percent cumulative), compared to 5.12 percent annualized (59.36 percent cumulative) for the Wilshire 5000. The total annual gross operating expense ratio for the fund is 2.22%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for one hundred and eighty days or less. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

This semi-annual report reprises several themes from six months ago. The economic recovery remains halting and bifurcated, with economic actors closest to the Fed and Treasury generally doing better than those at a distance. New York City and environs and Washington, DC are far outperforming Miami and Las Vegas, for example. The Federal Reserve’s ongoing inflationary efforts, currently exemplified by $600 billion of Treasury bond purchases, have succeeded in pushing up domestic stock prices and commodity costs worldwide, with little net benefit to 15 million unemployed Americans. This is because much of the newly-created monetary fuel has either flowed overseas or remains locked in the vaults of the commercial banks. Domestic bank loan balances are approximately 10% smaller today than 3 years ago. In general, consumers and small businesses continue to eschew debt, while politicians continue to rack it up in an effort to keep the economy afloat.

Generalized inflation is simply not happening because home prices refuse to cooperate. After showing signs of life in late 2009 as a result of aggressive Federal and state tax credits, U.S. home prices resumed their downtrend last fall. Our guess is this downtrend will continue until the market for private mortgage credit revives. This may take a while, as 95% of all new mortgages created over the past year were guaranteed by the Federal government. Without these ongoing subsidies, private mortgage investors estimate that mortgage rates would need to be nearly double current levels in order to attract private capital. There are currently 14 million “underwater” mortgages in the U.S. If home prices don’t stabilize soon, losses attached to these mortgages totaling as much as $1 trillion could be on the way to a bank near you. We continue to pay for the financial mistakes of the past, and will do so until real estate prices reach equilibrium. Given these conditions, is it any wonder bankers are reluctant to lend the largess provided by the Fed?

Fort Pitt Capital Total Return Fund

Meanwhile, large multinational corporations continue to crank out profits. The first quarter of 2011 sported the eighth consecutive sequential increase in earnings for the S&P 500. Our concerns about a hit to earnings from rising raw material costs have yet to flower into a full-blown margin squeeze, but there are signs that higher oil, cotton, copper and other commodity costs are beginning to bite. Corporations have generally been able to counter these increases with smaller package sizes, fuel surcharges and internal efficiencies. Thus we’re maintaining our $92 earnings estimate for the S&P 500 for calendar 2011. This is slightly less than consensus, but we’d rather err on the low side than overpay for a flagging profit stream right at the peak of the cycle. We estimate fair value for the S&P 500 to be in the 1350 to 1400 range.

We said in our last letter that the final chapter of the deflation/inflation story has yet to be written, and not much has changed since. The Federal Reserve continues to battle the deflationary forces grinding away at the U.S. economy, with only limited success thus far. Therefore our bias remains towards investments providing high current income and steady cash flow at reasonable prices. We thank you for your continued support of our Fund.

Sincerely,

Charles A. Smith
Portfolio Manager

Mutual Fund investing involves risk; principal loss is possible.  The Fund may also invest in fixed income securities.  Investments in debt securities typically decrease in value when interest rates rise.  The risk is usually greater for longer-term debt securities.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

“Cash flow” is the amount of cash generated and used by a company over a given period of time.

Earnings Growth is not a measure of the fund’s future performance.

Fort Pitt Capital Total Return Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS
April 30, 2011 (Unaudited)

EXPENSE EXAMPLE
April 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Additionally, you will be charged a 2% redemption fee on the redemption or exchange of Fund shares held for 180 days or less.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment funds as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying investment funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying investment funds are expected to vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
April 30, 2011 (Unaudited)

account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/10	4/30/11	11/1/10 – 4/30/11
Actual	$1,000.00	$1,162.50	$6.65
Hypothetical (5% return
before expenses)	1,000.00	1,018.65	6.21

*	Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

COMMON STOCKS – 85.1%	Shares	Value
Apparel Manufacturing – 3.0%
VF Corporation	11,200	$1,126,272
Beverage and Tobacco Product Manufacturing – 3.5%
Loews Corporation	30,000	1,327,800
Broadcasting (except Internet) – 4.2%
Comcast Corporation – Class A	60,400	1,584,896
Chemical Manufacturing – 7.1%
Allergan, Inc.	16,950	1,348,542
Amgen, Inc. (a)	11,300	642,405
Pfizer, Inc.	31,595	662,231
		2,653,178
Computer and Electronic Product Manufacturing – 9.1%
Cynosure, Inc. (a)	43,800	645,174
Dell, Inc. (a)	18,000	279,180
SanDisk Corporation (a)	27,750	1,363,635
Spectrum Control, Inc. (a)	20,000	397,800
Texas Instruments, Inc.	20,000	710,600
		3,396,389
Credit Intermediation and Related Activities – 6.2%
Bank Of New York Mellon Corporation	16,300	472,048
FNB Corporation	48,700	533,265
PNC Financial Services Group, Inc.	21,000	1,309,140
		2,314,453
Insurance Carriers and Related Activities – 5.3%
Arthur J. Gallagher & Company	30,000	893,400
Erie Indemnity Company – Class A	15,300	1,108,179
		2,001,579
Machinery Manufacturing – 5.6%
General Electric Company	58,000	1,186,100
Joy Global, Inc.	9,000	908,550
		2,094,650
Miscellaneous Manufacturing – 2.5%
Medtronic, Inc.	22,900	956,075
Oil and Gas Extraction – 1.6%
El Paso Corporation	30,000	582,300

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

COMMON STOCKS – 85.1% (Continued)	Shares	Value
Paper Manufacturing – 1.9%
Kimberly-Clark Corp.	10,750	$710,145
Petroleum and Coal Products Manufacturing – 0.8%
BP PLC – ADR	6,100	281,454
Primary Metal Manufacturing – 1.7%
Alcoa, Inc.	7,000	119,000
Matthews International Corporation – Class A	13,000	521,820
		640,820
Publishing Industries (except Internet) – 7.5%
CA, Inc.	40,000	983,600
Microsoft Corporation	40,600	1,056,412
Opnet Technologies, Inc.	20,000	783,200
		2,823,212
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.0%
The Charles Schwab Corporation	40,000	732,400
Support Activities for Mining – 1.0%
Hercules Offshore, Inc. (a)	59,100	370,853
Telecommunications – 12.4%
AT&T, Inc.	55,000	1,711,600
Consolidated Communications Holdings, Inc.	33,185	610,272
Telefonos de Mexico SAB de CV – ADR	20,000	374,400
Verizon Communications, Inc.	32,600	1,231,628
Windstream Corporation	57,000	730,170
		4,658,070
Transportation Equipment Manufacturing – 7.1%
The Boeing Company	15,200	1,212,656
Honeywell International, Inc.	23,650	1,448,089
		2,660,745
Utilities – 2.6%
FirstEnergy Corp.	24,100	963,036
TOTAL COMMON STOCKS
(Cost $25,168,639)		31,878,327

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
April 30, 2011 (Unaudited)

EXCHANGE TRADED FUNDS – 4.1%	Shares	Value
Funds, Trusts, and Other Financial Vehicles – 4.1%
iShares iBoxx Investment Grade Corporate Bond Fund	8,300	$916,901
iShares MSCI Japan Index Fund	60,000	631,800
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,542,549)		1,548,701
SHORT-TERM INVESTMENTS – 10.8%
Money Market Funds – 1.5%
AIM STIC – Liquid Assets Portfolio 0.136% (b)	548,221	548,221

	Principal
	Amount
U.S. Treasury Bills – 9.3%
United States Treasury Bill, 9/29/2011 0.063% (c)	$3,500,000	3,498,908
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,047,320)		4,047,129
Total Investments (Cost $30,758,508) – 100.0%		37,474,157
Other Assets in Excess of Liabilities – 0.0%		3,617
TOTAL NET ASSETS – 100.0%		$37,477,774

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)Non-income producing security.
(b)Variable rate security. The rated listed is as of April 30, 2011.
(c)Rate shown is the effective yield based on the purchase price.  The calculation assumes that the security is held to maturity.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011(Unaudited)

ASSETS
Investments, at market value (cost $30,758,508)	$37,474,157
Receivable for Fund shares sold	33,554
Dividends and interest receivable	65,563
Prepaid expenses	24,585
Total assets	37,597,859

LIABILITIES
Payable to Investment Advisor	7,588
Payable for Fund shares redeemed	31,314
Payable to Chief Compliance Officer	7,906
Accrued expenses	73,277
Total liabilities	120,085

NET ASSETS	$37,477,774

COMPONENTS OF NET ASSETS
Paid in capital	$31,471,992
Undistributed net investment income	134,989
Accumulated undistributed net realized loss on investments	(844,856)
Net unrealized appreciation on investments	6,715,649
Total net assets	$37,477,774
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,470,523
Net Asset Value, Redemption Price and Offering Price Per Share	$15.17

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends*	$404,264
Interest	1,781
Total investment income	406,045

Expenses
Advisory fees (See Note 4)	174,734
Trustee & Officer fees	31,542
Transfer agent fees and expenses	28,676
Legal fees	26,913
Administration fees	23,411
Fund accounting fees	17,590
Registration fees	12,117
Insurance fees	8,971
Audit fees	8,744
Shareholder reporting	4,841
Custody fees	3,337
Other	4,446
Total expenses before waiver and reimbursement of expense	345,322
Less: waiver of expenses and reimbursement from Advisor	(128,652)
Net expenses	216,670
Net investment income	189,375

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	255,668
Change in unrealized appreciation on investments	4,877,484
Net realized and unrealized gain on investments	5,133,152
Net increase in net assets resulting from operations	$5,322,527

*Net of foreign taxes withheld of $200.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
OPERATIONS
Net investment income	$189,375	$337,465
Net realized gain on investments	255,668	640,014
Change in unrealized appreciation on investments	4,877,484	4,087,250
Net increase in net assets resulting from operations	5,322,527	5,064,729

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(345,322)	(399,970)
Total distributions	(345,322)	(399,970)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	946,577	1,987,138
Proceeds from shares issued in reinvestment of dividends	344,370	398,774
Cost of shares redeemed*	(2,001,961)	(4,159,029)
Net decrease in net assets resulting
from capital share transactions	(711,014)	(1,773,117)

Total increase in net assets	4,266,191	2,891,642

NET ASSETS
Beginning of period	33,211,583	30,319,941

End of period	$37,477,774	$33,211,583

Undistributed net investment income	$134,989	$290,936

CHANGES IN SHARES OUTSTANDING
Shares sold	66,284	157,714
Shares issued in reinvestment of dividends	24,793	32,794
Shares redeemed	(141,175)	(334,608)
Net decrease in Fund shares outstanding	(50,098)	(144,100)
Shares outstanding, beginning of period	2,520,621	2,664,721
Shares outstanding, end of period	2,470,523	2,520,621

*Net of redemption fees of $253 and $1,745, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	For the Six
	Months Ended
	April 30, 2011		For the Year Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value,
beginning of period	$13.18		$11.38	$10.48	$17.53	$16.61	$15.24
Income (loss) from
investment operations:
Net investment income	0.08		0.13	0.16	0.15	0.12	0.10
Net realized and unrealized
gain (loss) on investments	2.05		1.82	0.88	(6.66)	1.43	2.01
Total from
investment operations	2.13		1.95	1.04	(6.51)	1.55	2.11
Less dividends and distributions:
Dividends from
net investment income	(0.14)		(0.15)	(0.14)	(0.14)	(0.12)	(0.06)
Distributions from
net realized gains	—		—	—	(0.40)	(0.51)	(0.68)
Total dividends
and distributions	(0.14)		(0.15)	(0.14)	(0.54)	(0.63)	(0.74)
Redemption fees:	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of period	$15.17		$13.18	$11.38	$10.48	$17.53	$16.61
Total return1	16.25	%2	17.27%	10.21%	(38.19%)	9.54%	14.38%
Supplemental data and ratios:
Net assets, end of period	$37,477,774		$33,211,583	$30,319,941	$29,759,988	$50,835,914	$41,837,711
Ratio of net expenses to
average net assets:
Before expense
reimbursement
and waivers	1.98	%3	2.20%	2.22%	1.88%	1.68%	1.80%
After expense
reimbursement
and waivers	1.24	%3	1.24%	1.24%	1.24%	1.36%	1.50%
Ratio of net investment
income to average net assets:
Before expense
reimbursement
and waivers	0.34	%3	0.09%	0.56%	0.36%	0.42%	0.41%
After expense
reimbursement
and waivers	1.08	%3	1.05%	1.54%	1.00%	0.73%	0.71%
Portfolio turnover rate	0	%2	7%	8%	14%	10%	11%

#Amount is less than $0.01 per share.
1Total return reflects reinvested dividends but does not reflect the impact of taxes.
2Not Annualized.
3Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited)

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is traded. If no sale is reported at that time, the mean of the highest reported bid and lowest ask quotations at the close of the exchanges will be used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end October 31, 2010, or for any other tax years which are open for exam. As of October 31, 2010, open tax years include the tax years ended October 31, 2007 through 2010. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

(c)	Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity investments, including common stocks, foreign issued common stocks, American depository receipts (ADR’s), exchange-traded funds, and real-estate investment trusts (REIT’s) which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on the Nasdaq Global Market® (“Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ Global Market® system shall be valued at the most recent trade price.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, including U.S. government agency, issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. These securities will generally be classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3.

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund’s assets carried at value.  The inputs of methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Fort Pitt Capital Total Return Fund
Investments in:
Common Stocks*	$31,878,327	$—	$—	$31,878,327
Exchange-Traded Funds	1,548,701	—	—	1,548,701
U.S. Treasury Bills	—	3,498,908	—	3,498,908
Money Market Funds	548,221	—	—	548,221
Total	$33,975,249	$3,498,908	$—	$37,474,157

*	For detailed industry breakout. See the Schedule of Investments.

The Fund did not hold any investments during the reporting period which would be classified as Level 3.  There were no transfers between levels during the reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(d)	Subsequent Events Evaluation

On June 2, 2011, the Board of Trustees of the Trust approved a proposed form of Agreement and Plan of Reorganization (the “Plan”) relating to the Fund, conditional upon the occurrence of certain additional events. Under the proposed Plan, the Fund would seek shareholder approval to reorganize into a series of Advisors Series Trust, a Delaware statutory trust. This series of Advisors Series Trust (the “Acquiring Fund”) would use the same name as the current Fund, namely the “Fort Pitt Capital Total Return Fund.”

It is anticipated that during the second quarter of 2011, current Fund shareholders will receive a proxy statement providing them with information about the Acquiring Fund and requesting their votes on the proposed Reorganization at a special meeting of shareholders anticipated to be held during the third quarter of 2011. If approved, the proposed Reorganization is expected to take place shortly after the special meeting of shareholders.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.

(g)	Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  There were no reclassifications for the year ended October 31, 2010.

(h)	Tax Information

The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009 were as follows:

	2010	2009
Ordinary Income	$399,970	$399,664
Long Term Capital Gain	$—	$—

As of October 31, 2010, the components of capital on a tax basis were as follows:

Cost of investments	$31,360,154
Gross unrealized appreciation	5,622,994
Gross unrealized depreciation	(3,797,305)
Net unrealized appreciation	1,825,689
Undistributed ordinary income	290,936
Undistributed long-term capital gain	—
Total distributable earnings	290,936
Other accumulated losses	(1,088,048)
Total accumulated earnings/losses	$1,028,577

The difference between book basis and tax basis unrealized depreciation is due to wash sale deferrals for federal income tax purposes.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

At October 31, 2010, the Fund had capital losses which may be carried forward to offset future capital gains as shown below:

Capital Losses Expiring in:
2017	$1,008,048

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(j)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on the redemption or exchange of shares held for 180 days or less.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2011, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$—
Sales	$610,518

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2012, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to 1.24%.

For the six months ended April 30, 2011, the Fund incurred advisory fees of $174,734 and waived/reimbursed expenses of $128,652 for a net advisory fee of $46,082. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

October 31,
2011	2012	2013	2014	Total
$266,244	$273,165	$307,960	$128,652	$976,021

5. TRUSTEE & OFFICER FEES

Trustee and officer fees includes Chief Compliance Officer fees which totaled $2,970 for the six months ended April 30, 2011.

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

On December 2, 2010, the Board of Trustees (the “Board”) of Fort Pitt Capital Funds (the “Trust”) and its series, the Fort Pitt Capital Total Return Fund (the “Fund”) held an in-person meeting.  During this meeting, the entire Board, including a majority of disinterested trustees, renewed the May 17, 2004 Investment Advisory Agreement between the Trust and Fort Pitt Capital Group, Inc. (the “Adviser”).  The renewal runs through December 31, 2011.

In considering whether to renew the Investment Advisory Agreement, the Board compared the services which the Adviser proposed to render, and the amounts to be charged for those services, with those of other advisory contracts in a selected peer group.  A significant portion of the Board’s comparative analysis was based upon a report supplied by the Fund’s administrator, consistent with Section 15(c) of the Investment Company Act of 1940.  Among other things, the report identified a group of eleven other peer funds and contained certain performance and expense benchmarks designed to provide a basis for comparing and evaluating the Adviser’s and Fund’s performance against the peer group.

In deciding whether to renew the Investment Advisory Agreement, the Board initially focused on the nature, extent and quality of the Adviser’s services, as well as the investment performance of the Fund and the Adviser. The Board considered (a) that the Adviser had a long history of paying non-advisory costs (such as custodial, legal and administrative costs) in order to help to keep the Fund’s expense ratio at a contractually capped rate of 1.24%; (b) the Adviser’s willingness to retain experienced staff, at the Adviser’s own expense, to serve the Fund; and (c) the Adviser’s willingness to market the Fund in the absence of an active 12b-1 Plan.

As to investment performance, the Board reviewed and discussed detailed Fund performance data, which included comparisons of Fund performance to eleven peer funds.  In 2009, the Fund’s value-oriented approach caused it to lag many of its peers, as lower-quality portfolios often outperformed higher quality ones during that period.  But in the fiscal year ended October 31, 2010, the Fund was up 17.27%, only slightly trailing the Wilshire 5000’s 19.41%, while pulling ahead of the S&P 500, which returned 16.52%.  The 17.27% performance was slightly above the peer average return of 17.24% and substantially ahead of the peer median of 15.23%.  Moreover, while the Fund’s three and five-year returns trailed the median and the average of the peer mutual funds it reviewed, the Fund’s total return from inception to date was 57.07%, well ahead of the Wilshire 5000’s 36.10% return, as well as the S&P 500’s 22.40% return, for the same period.

The Board next reviewed the costs of the Adviser’s services and the profits that the Adviser expected to realize from its relationship with the Fund.  As a point of reference, the Board reviewed peer-group data showing that compared to its eleven peers, the Fund’s total expenses, given the Adviser’s agreement to cap fund expenses at 1.24%, placed the Fund below the peer median of 1.248%.  Moreover, the advisory expense for the Fund was .044%, the lowest of the peer group.  The Fund therefore compared favorably with its peer group on a pre- and post-expense-waiver basis.

The Board next considered the extent to which economies of scale would be realized as the Fund grows, and whether Adviser fee levels would reflect these economies of scale for the benefit of Fund investors.  As in prior years; when these factors were considered, the Board considered the Fund’s fee schedule, under which the Adviser is entitled to collect a 1% fee on Fund assets up to

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

$100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion.  The Board agreed that while Fund assets are not yet at the point where reduced investment advisory fees apply, the breakpoints in the fee schedule provided a meaningful advisor fee structure that would cause economies of scale to be realized should Fund assets increase.

The Board’s consensus was that the Adviser’s performance continued to merit its confidence in light of the fees charged and the services performed.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania  15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis Brodman Must O’Keefe LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania  15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania  19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*    /s/ Robert Dickson
Robert Dickson, President

Date   June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert Dickson
Robert Dickson, President

Date   June 22, 2011

By (Signature and Title)*    /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date   June 28, 2011

* Print the name and title of each signing officer under his or her signature.